Redwood Real Estate Income Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Principal Amount		Spread	Coupon Rate (%)	Maturity	Fair Value
	Commercial Real Estate - 60.3%[1,2]
	Participation Notes - 60.3%
	Early Stage Construction - 10.5%
$20,000,000	3321 - Queens Plaza North New York, LLC[3]	SOFR1M + 5.50%; floor 10.83%	10.57	9/23/2024	$20,000,000

	Industrial - 7.4%
14,000,000	3320 - Howell Lendco, LLC[3]	SOFR1M + 5.21%; floor 10.51%	10.92	3/24/2025	14,000,000

	Mixed Use - 5.1%
9,730,000	3312 - 49 Dupont Street[3]	SOFR1M + 6.00%; floor 11.00%	11.33	7/21/2025	9,730,000

	Multifamily - 18.3%
3,470,000	3303 - 150 Lefferts Ave./55 East 21st Street[3]	SOFR1M + 5.20%; floor 10.00%	10.53	4/28/2024	3,470,000
5,767,549	3316 - Spring Rock Bridge/428 Williams[3]	SOFR1M + 5.00%; floor 9.50%	10.33	8/12/2024	5,767,549
25,575,000	TL Los Altos (Parkview)[3]	SOFR1M + 8.36%	13.68	2/1/2024	25,575,000
					34,812,549
	Predevelopment - 16.8%
12,000,000	3317 - 24-02 Queens Plaza South, Queens[3]	SOFR1M + 5.15%; floor 10.25%	10.48	8/25/2024	12,000,000
8,000,000	3318 - 125 3rd Street Brooklyn, NY3	SOFR1M + 5.25%; floor 10.25%	10.58	9/12/2024	8,000,000
12,000,000	3324 - Sarasota[3]	SOFR1M + 5.60%; floor 10.50%	11.33	9/23/2025	12,000,000
					32,000,000
	Single Family/Condominium - 1.5%
2,889,000	3313 - First Lien Portfolio #3[3]	SOFR1M + 5.25%; floor 10.35%	10.58	7/25/2025	2,889,000

	Single Family/Multifamily - 0.7%
1,427,220	3314 - VM Equities #3[3]	SOFR1M + 5.25%; floor 9.75%	10.58	7/28/2025	1,427,220
	Total Participation Notes (Cost $114,858,769)				114,858,769

	Total Commercial Real Estate (Cost $114,858,769)				114,858,769

	Short-term Investments - 17.0%
	Money Market Funds - 17.0%
32,283,294	UMB IB Money Market II, 4.78%[4]				32,283,294
	Total Short-term Investments (Cost $32,283,294)				32,283,294

	Total Investments (Cost $147,142,063) - 77.3%				$147,142,063
	Other assets in excess of liabilities - 22.7%				43,229,836
	Net Assets - 100%				$190,371,899

LLC - Limited Liability Company

SOFR - 1-Month Term Secured Overnight Financing Rate

[1]	All Commercial Real Estate investments are restricted securities. The total value of these securities is $114,858,769, which represents 60.3% of total net assets of the Fund.
[2]	All Commercial Real Estate investments are Level 3 securities fair valued using significant unobservable inputs.
[3]	Floating rate security.
[4]	Represents the 7-day effective yield as of September 30, 2023.

Redwood Real Estate Income Fund

Notes to the Schedule of Investments

September 30, 2023 (Unaudited)

Investments in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on September 30, 2023 is as follows:

Security	Initial Acquisition Date	Shares, Principal Amount, or Units	Cost	Fair Value	% of Net Assets
3303 - 150 Lefferts Ave./55 East 21st Street	July 28, 2023	3,470,000	$3,470,000	$3,470,000	1.8%
3312 - 49 Dupont Street	July 21, 2023	9,730,000	9,730,000	9,730,000	5.1%
3313 - First Lien Portfolio #3	July 25, 2023	2,889,000	2,889,000	2,889,000	1.5%
3314 - VM Equities #3	July 28, 2023	1,427,220	1,427,220	1,427,220	0.8%
3316 - Spring Rock Bridge/428 Williams	August 11, 2023	5,767,549	5,767,549	5,767,549	3.0%
3317 - 24-02 Queens Plaza South, Queens	August 22, 2023	12,000,000	12,000,000	12,000,000	6.3%
3318 - 125 3rd Street Brooklyn, NY	September 12, 2023	8,000,000	8,000,000	8,000,000	4.2%
3320 - Howell Lendco, LLC	September 19, 2023	14,000,000	14,000,000	14,000,000	7.4%
3321 - Queens Plaza North New York, LLC	September 26, 2023	20,000,000	20,000,000	20,000,000	10.5%
3324 - Sarasota	September 29, 2023	12,000,000	12,000,000	12,000,000	6.3%
TL Los Altos (Parkview)	September 26, 2023	25,575,000	25,575,000	25,575,000	13.4%
			$114,858,769	$114,858,769